Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2022	31 December 2021
Short-term bank deposits	4 685	6 542
Cash and bank accounts	5 288	4 505
Treasury Bills	—	1 050

Cash and cash equivalents	9 973	12 097

Bank overdrafts	(83)	(53)

Cash and cash equivalents in the statement of cash flows	9 890	12 043

Summary Of Investments In Short term Debt Securities

Million US dollar	31 December 2022	31 December 2021
Investment in unquoted companies	149	139
Investment on debt securities	26	22

Non-current investments	175	161

Investment on debt securities	97	374

Current investments	97	374